Document and Entity Information	Feb. 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 09, 2023
Entity Registrant Name	NICHOLAS FINANCIAL, INC.
Entity Central Index Key	0001000045
Entity File Number	0-26680
Entity Tax Identification Number	59-2506879
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	2454 McMullen Booth Road
Entity Address, Address Line Two	Building C
Entity Address, City or Town	Clearwater
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33759
City Area Code	727
Local Phone Number	726-0763
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NICK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false